Offerings - Offering: 1	Sep. 30, 2025 shares
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class [__] Asset- Backed Notes Series MBART 20[__]-[_]
Proposed Maximum Offering Price per Unit	1
Offering Note
(1)	To be calculated in accordance with Rule 457(s) of the Securities Act of 1933.
(2)	Estimated solely for the purpose of calculating the registration fee.
(3)
An unspecified amount of securities of each identified class is being registered as may from time to time be offered at unspecified prices. The depositor is deferring payment of all of the registration fees for such securities in accordance with Rules 456(c) and 457(s) of the Securities Act of 1933.